U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number 001-08497

(Check One):
[X] Form 10-K and Form 10-KSB    [  ] Form 11-K
[  ] Form 20-F   [ ] Form 10-Q and Form 10-QSB   [  ] Form N-SAR

For Period Ended:      December 31, 2007

[  ]  Transition Report on Form 10-K and Form 10-KSB
[  ]  Transition Report on Form 20-F
[  ]  Transition Report on Form 11-K
[  ]  Transition Report on Form 10-Q and Form 10-QSB
[  ]  Transition Report on Form N-SAR

For the Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

Full Name of Registrant	CALYPSO WIRELESS, INC.

Former Name if Applicable

Address of Principal Executive
Offices (Street and Number)	21 WATERWAY AVENUE, SUITE 300

City, State and Zip Code	THE WOODLANDS, TEXAS 77380

PART II
RULE 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed.  (Check appropriate box)

/X/	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

/ /	(b)
The subject annual report, semi-annual report, transition report on Form 10-K, 10-KSB, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

/ /	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 10-KSB, 11-K. 20-F, 10-Q, 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed time period.  (Attach extra sheets if needed.)

In November 2004, Drago Daic and various entities controlled by Mr. Daic filed a lawsuit against Calypso Wireless, Inc. (the “Registrant” and the “Lawsuit” as further described in the Registrant’s filings with the Commission).  In March 2008, the Judge in the Lawsuit granted Mr. Daic’s Motion for Turnover of the Registrant’s patents relating to its business operations as Mr. Daic had previously been awarded $117,000,000 in damages from the Registrant.  During the subsequent months, the Registrant used substantially all of its available resources to defend itself in the Lawsuit and work towards a resolution of the Lawsuit and stay the turnover of the Registrant’s patents to Mr. Daic.  As such, the Registrant did not have sufficient cash on hand to pay its independent accountants and/or resources available to prepare the Registrant’s Form 10-KSB filing for the period ended December 31, 2007.  Additionally, as the Registrant’s former Chief Executive Officer, Cristian Turrini was terminated by the Board of Directors of the Registrant in December 2007, the Registrant’s remaining management did not have sufficient resources and/or knowledge of the Registrant’s operations to complete the necessary backup work and compile the materials necessary for the Registrant’s independent auditors to audit the Registrant’s financials as of December 31, 2007.

Subsequent to the required filing date of the Registrant’s Form 10-KSB, in April 2008, the Registrant’s current management was able to successfully negotiate and enter into a Settlement Agreement with Mr. Daic, which stayed the turnover of the patents to Mr. Daic; a settlement of another outstanding lawsuit affecting the Registrant; a Purchase and Sale Agreement, whereby a significant number of the Registrant’s shares were purchased by new shareholders of the Registrant; and to obtain the resignation of the Registrant’s then Board of Directors and officers, and appoint Richard Pattin as the Registrant’s then sole officer and Director (the “Corporate Restructuring”).  Furthermore, subsequent to the Corporate Restructuring, in May 2008, the Registrant re-appointed Mr. Turrini as the Chief Executive Officer and as a Director of the Registrant.

As a result of the Corporate Restructuring, the Registrant is once again able to focus the majority of its resources on its public filings and business activities.  Additionally, as Mr. Turrini has significant knowledge of the Registrant’s operations, it has allowed the Registrant to begin compiling the documentation needed for the Registrant’s auditor to complete its audit of the Registrant’s financials as of December 31, 2007.

While the Registrant does not currently have an estimated timeline of when it will be able to provide its independent auditor with financials for the independent auditor to audit, and cannot estimate the timing of such audit, the Registrant plans to take steps to prepare such financials to file its Form 10-KSB as soon as possible.

PART IV
OTHER INFORMATION

(1)      Name and telephone number of person to contact in regard to this notification

Richard Pattin	(281)	362-2887

(Name)	(Area Code)	(Telephone Number)

(2)      Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).
[   ] Yes  [X] No

(3)      Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[   ] Yes  [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

CALYPSO WIRELESS, INC.

 (Name of Registrant as specified in charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	July 18, 2008	By /s/ Richard Pattin
Richard Pattin, President

INSTRUCTION:  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal criminal violations (see 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1.	This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.
One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act.  The information contained in or filed with the Form will be made a matter of the public record in the Commission files.

3.	A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.	Amendments to the notification must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.